Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates and judgments include, but are not limited to, revenue recognition (including performance obligations, variable consideration and other obligations such as product returns); realizability of deferred fulfillment costs, inventory, and warranty; accounting for stock-based compensation including performance-based assessments; and accounting for income taxes and related valuation allowances. Actual results may differ from estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates and judgments include, but are not limited to, revenue recognition (including performance obligations, variable consideration and other obligations such as product returns); realizability of deferred fulfillment costs, inventory, and warranty; accounting for stock-based compensation including performance-based assessments; and accounting for income taxes and related valuation allowances. Actual results may differ from estimates.

Cash and Cash Equivalents
Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company’s cash equivalents consist of money market funds. Restricted cash represents cash on deposit with a financial institution as collateral for the Company’s corporate credit cards and an irrevocable standby letter of credit as security for the Company’s obligations under the lease for its headquarters in Massachusetts.
The Company has included restricted cash as a
non-current
asset as of the six months then ended June 30, 2021 and 2020. A reconciliation of the amounts of cash, cash equivalents, and restricted cash from the consolidated cash flow statements to the consolidated balance sheets is as follows:

	June 30,	June 30,
	2021	2020
	(in thousands)
Cash	$1,334	$2,578
Money Market funds in Cash and Cash Equivalents	51,496	118,151
Restricted cash	1,121	1,121

Cash, cash equivalents, and restricted cash	$53,951	$121,850

Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. The Company’s cash equivalents consist of money market funds. Restricted cash represents cash on deposit with a financial institution as collateral for the Company’s corporate credit cards and an irrevocable standby letter of credit as security for the Company’s obligations under the lease for its headquarters in Massachusetts. The Company has included restricted cash as a noncurrent asset as of December 31, 2020 and 2019. A reconciliation of the amounts of cash, cash equivalents, and restricted cash from the consolidated cash flow statements to the consolidated balance sheets is as follows:

	December 31,
	2020	2019
	(in thousands)
Cash	$999	$157
Money Market funds in Cash and Cash Equivalents	92,858	159,141
Restricted cash	1,121	150

Cash, cash equivalents, and restricted cash	$94,978	$159,448

Revenue Recognition
Revenue Recognition
In accordance with ASC Topic 606, the Company recognizes revenue when the following criteria are met:

•	Contract with the customer is identified;

•	Performance obligations in the contract is identified;

•	Transaction price is determined;

•	Transaction price is allocated to the performance obligations; and

•	When performance obligations are satisfied (see Note 6 for additional information).

Fair Value Measurements
Fair Value Measurements
The Company’s fair value measurements are estimated pursuant to a fair value hierarchy that requires us to maximize the use of observable inputs and minimize the use of unobservable inputs. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date, giving highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability, and may affect the valuation of the assets and liabilities and their placement within the hierarchy level. The three levels of inputs that may be used to measure fair value are defined as:

Level 1 —	Quoted prices for identical assets and liabilities traded in active exchange markets.

Level 2 —	Observable inputs other than Level 1 that are directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities inactive markets, or other observable inputs that can be corroborated by observable market data.

Level 3 —	Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
The Company uses the assistance of third-party valuation specialists in determining the fair value of its common stock, warrants, and restricted stock. Valuation reports are evaluated through a management review process.
While the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Refer to Note 10 for different methodologies used.

Concentration of Credit Risk and Significant Customers
Concentration of Credit Risk and Significant Customers
Financial instruments which potentially expose the Company to concentrations of credit risk consist of accounts receivable and cash and cash equivalents.
Sales of the Company’s products are concentrated among specific customers. At June 30, 2021 and December 31, 2020, five and three customers accounted for 100% of the Company’s accounts receivable balance, respectively. For the three and six months ended June 30, 2021, the Company generated 100% of revenues from five significant customers. For the three and six months ended June 30, 2020, the Company generated approximately 100% of revenues from two and three significant customers, respectively. The Company believes that credit risks associated with these contracts are not significant due to the customers’ financial strength.
The Company places cash and cash equivalents with high-quality financial institutions. The Company is exposed to credit risk in the event of default by these institutions to the extent the amount recorded on the consolidated balance sheets exceeds federally insured limits.

Concentration of Credit Risk and Significant Customers
Financial instruments which potentially expose the Company to concentrations of credit risk consist of accounts receivable and cash and cash equivalents.
At December 31, 2020 and 2019, three customers and one customer accounted for 100% of the Company’s accounts receivable balance, respectively. For the year ended December 31, 2020, the Company generated approximately 70% and 28% of revenues from two significant customers. For the year ended December 31, 2019, the Company generated approximately 39% and 60% of revenues from two significant customers. The Company believes that credit risks associated with these contracts are not significant due to the customers’ financial strength.
The Company places cash and cash equivalents with high-quality financial institutions. The Company is exposed to credit risk in the event of default by these institutions to the extent the amount recorded on the consolidated balance sheets exceeds federally insured limits.

Income Taxes
Income Taxes
Income taxes are recorded in accordance with ASC Topic 740,
Income Taxes
(“ASC 740”), which provides for deferred taxes using an asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax reporting basis of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are provided if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company evaluated available evidence and concluded that the Company may not realize the benefit of its deferred tax assets; therefore, a valuation allowance has been established for the full amount of the net deferred tax assets.
The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2020 and 2019, the Company did not have any significant uncertain tax positions. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. See Note 11 for additional information.

Accounts Receivable
Accounts Receivable
The Company evaluates the collectability of outstanding receivables and provides an allowance for receivables when collection becomes doubtful. Provisions are made based upon a specific review of all significant outstanding invoices and the overall quality and age of those invoices not specifically reviewed. The Company’s receivables amounted to approximately $16.8 million and $0.6 million as of December 31, 2020 and 2019, respectively. The Company believes that credit risks associated with these contracts are not significant. To date, the Company has not experienced any losses associated with accounts receivable and does not maintain an allowance for doubtful accounts.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value, with cost determined by use of the average cost method. The Company maintains an inventory reserve for the estimated amount of excess or obsolete inventory.

Contract Assets and Contract Liabilities
Contract Assets and Contract Liabilities
Contract assets represent the sale of goods or services to a customer before the Company has the right to obtain consideration from the customer. Contract assets consist of unbilled amounts at the reporting date and are transferred to accounts receivable when the rights become unconditional.
Contract liabilities represent an obligation to transfer goods or services to a customer for which the Company received advanced consideration. Contract liabilities will be recognized as revenue when the contracted deliverables are provided to our customers. See Note 6 for additional information.
Deferred Fulfillment Costs
Deferred Fulfillment Costs
The Company incurs costs to fulfill obligations under a contract once it is obtained, but before transferring goods or services to the customer. The Company capitalizes deferred fulfillment costs if they are directly related to a specific customer contract, generate or enhance assets used to satisfy the customer contract performance obligations in the future, and are recoverable. The Company’s deferred fulfillment costs include direct labor related to manufacturing, installation, software services, and direct materials.

Property and Equipment
Property and Equipment
Property and equipment, including significant betterments to existing facilities, are recorded at cost, less accumulated depreciation. Upon retirement or disposal, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income. The Company reviews property and equipment for impairment upon a triggering event. If a review indicates that an impairment occurred, the Company writes down the carrying value of the assets to their fair value. Fair value is determined based on comparable market values, when available, or discounted cash flows. The Company concluded there were no triggering events for the years ended December 31, 2020 and 2019.

Depreciation and Amortization
Depreciation and Amortization
Depreciation is recorded using the straight-line method over the shorter of the useful life or lease term, when applicable. The Company generally uses estimated useful lives of three years for machinery, furniture, equipment, and software. For leasehold improvements the Company records depreciation over the remaining lease term.

Deferred Rent and Rental Expense
Deferred Rent and Rental Expense
Minimum rent expense is recorded using the straight-line method over the related lease term. The differences between payments required and rental expense are reflected as current and non-current
liabilities rent in the consolidated balance sheets.

Stock-Based Compensation Expense
Stock-Based Compensation Expense
The Company issues stock-based awards to employees and nonemployees, generally in the form of stock options. Stock-based awards are accounted for in accordance with ASC Topic 718,
Compensation
 — Stock Compensation
, (“ASC 718”). ASC 718 requires all stock-based payments, including grants of employee stock options and modifications to existing stock options, to be recognized in the statements of operations and comprehensive loss based on their fair values. Compensation expense of those awards is recognized over the requisite service period. The Company recognizes forfeitures at the time forfeitures occur.
The Company issued restricted stock to an executive officer which was purchased with proceeds from a partial recourse promissory note. As the underlying restricted stock was not allocated to the recourse and non-recourse
portions of the note, the entire note is treated as
non-recourse
and the shares are treated as stock options for accounting purposes. See Notes 7 and 9 for additional information.
The Company classifies stock-based compensation expense in its consolidated statements of operations in the same way the payroll costs or service payments are classified for the related stock-based award recipient.
Our stock-based awards are subject to service or performance-based vesting conditions. Compensation expense related to awards with service-based vesting conditions is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. Compensation expense related to awards with pre-established
performance-based vesting conditions is recognized based on the grant date fair value over the requisite service period using the accelerated attribution method to the extent achievement of the performance condition is probable.
The fair value of stock-based awards are estimated using the Black-Scholes option pricing model or a lattice model, which requires the input of highly subjective assumptions, including (i) the expected volatility of our stock, (ii) the expected term of the award, (iii) the risk-free interest rate, and (iv) expected dividends. Due to the lack of a public market for the trading of our common stock and a lack of company-specific historical and implied volatility data, estimates of expected volatility are based on the historical volatility of a group of similar companies that are publicly traded. Expected life of our stock options are estimated using the “simplified” method, whereby, the expected life equals the average of the vesting term and the original contractual term of the option. The risk-free interest rates for periods within the expected life of the option were based on the U.S. Treasury yield curve in effect during the period the options were granted.

Research and Development		Research and Development Costs incurred in the research and development of the Company’s products are expensed as incurred.
Warranty		Warranty The Company accrues an estimate warranty expense based on expected warranty claims and costs to be incurred. Product warranty reserves are recorded in accrued expenses.
Deferred Transaction Costs and Transaction Costs Payable
Deferred Transaction Costs and Transaction Costs Payable
As part of the transaction with RAAC, the Company has accrued direct and incremental transaction costs related to the merger which will be deducted from the combined entity’s additional paid-in
capital at the closing of the transaction when the proceeds are received.
As of June 30, 2021, the Company had recorded $1.8 million of transaction costs payable to advisers, which is reported as a non-current
asset on the consolidated balance sheet.
Net Loss Per Common Share
Net Loss Per Common Share
Basic EPS is computed by dividing the loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted income per share is calculated using the Company’s weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method and convertible Preferred Stock using the if-converted
method. Diluted EPS excludes all dilutive potential shares if their effect is antidilutive.
For the six months ended June 30, 2021 and 2020, restricted stock awards and stock options representing approximately 5.7 million and 4.1 million shares of common stock, respectively, and convertible preferred shares representing approximately 28.2 million shares of common stock were excluded from the computation of diluted earnings per share as their effect would have been antidilutive. Accordingly, basic and diluted net loss per share are the same for both periods.

Net Loss Per Common Share
The Company computes net loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the consolidated statement of operations. Basic EPS is computed by dividing the loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.
The Company has two classes of stock: (1) Common Stock and (2) Convertible Preferred Stock (“Preferred Stock”). For purposes of calculating loss per share, a company that has participating security holders (for example, the Company’s preferred stockholders) is required to utilize the two-class
method for calculating EPS unless the treasury stock method results in lower EPS. The two-class
method is an allocation of loss between the holders of common stock and a company’s participating security holders. Under the two-class
method, loss for the reporting period is calculated by taking the net loss for the period, less both the dividends declared in the period on participating securities (whether or not paid) and the dividends accumulated for the period on cumulative Preferred Stock (whether or not earned) for the period.
The Preferred Stock has been determined to be noncumulative and as such, net loss available to common shareholders is reduced by the amount of Preferred Stock dividends declared during the period. During the years ended December 31, 2020 and 2019, no dividends have been declared by the Company.
Preferred Stock outstanding as of December 31, 2020 and 2019 has been excluded from the calculation of basic net loss per common share since such shares only participate in their pro rata share of earnings. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible Preferred Stock using the if-converted
method. Diluted EPS excludes all dilutive potential shares if their effect is antidilutive.
For the years ended December 31, 2020 and 2019, restricted stock awards and stock options representing approximately 6.0 million and 4.1 million shares of common stock, respectively, and convertible preferred shares representing approximately 28.2 million and 21.3 million shares of common stock, respectively, were excluded from the computation of diluted earnings per share as their effect would have been antidilutive. Accordingly, basic and diluted net loss per share are the same for both years.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842).
This guidance requires a dual approach for lessee accounting under which a lessee will account for leases as finance leases or operating leases. This guidance is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods beginning after December 15, 2022, and early adoption is permitted. This standard can be applied at the beginning of the earliest period presented using the modified retrospective approach, which includes certain practical expedients that an entity may elect to apply, including an election to use certain transition relief. In July 2018, the FASB issued ASU
2018-10,
 Codification Improvements to Topic
 842, Leases
 and ASU
2018-11,
 Leases (Topic
 842): Targeted Improvements
, which make improvements to ASC 842 and allow entities to not restate comparative periods in transition to ASC 842 and instead report the comparative periods under ASC 840. The Company is currently assessing the impact that adoption of this ASU will have on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments
. This ASU amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments. This may result in the earlier recognition of allowances for losses. The guidance is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect the adoption of this ASU to have a significant impact on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes
 — Simplifying the Accounting for Income Taxes
. The ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles as well as clarifying and amending existing guidance to improve consistent application. The amendments to this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. Depending on the amendment, adoption may be applied on the retrospective, modified retrospective or prospective basis. The Company is currently assessing the impact that adoption of this ASU will have on its consolidated financial statements.

Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842).
This guidance requires a dual approach for lessee accounting under which a lessee will account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right-of-use
asset and a corresponding lease liability on its balance sheet, with differing methodology for income statement recognition. In March 2019, the FASB issued
ASU 2019-01,
 Leases (Topic 842): Codification Improvements
. This update clarified that entities are exempt from disclosing the effect of the change on income from continuing operations, net income, and related per-share amounts,
if applicable, for the interim periods after adoption of ASC 842. In June 2020, the FASB issued ASU
2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842)
 — Effective Dates for Certain Entities
, which defers the effective date of ASU
2016-02
for private entities. This guidance is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods beginning after December 15, 2022, and early adoption is permitted. A modified retrospective approach is required for all leases existing or entered into after the beginning of the earliest comparative period in the financial statements. The Company is currently assessing the impact that adoption of this ASU will have on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments
. This ASU amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments. This may result in the earlier recognition of allowances for losses. The guidance is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect the adoption of this ASU to have a significant impact on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes
 — Simplifying the Accounting for Income Taxes
. The ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles as well as clarifying and amending existing guidance to improve consistent application. The amendments to this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. Depending on the amendment, adoption may be applied on the retrospective, modified retrospective or prospective basis. The Company is currently assessing the impact that adoption of this ASU will have on its consolidated financial statements.

Initial Adoption of New Accounting Policies
Initial Adoption of New Accounting Policies
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework
 — Changes to the Disclosure Requirements for Fair Value Measurement
. This ASU eliminates, modifies, and adds disclosure requirements for fair value measurements. The amendments in this ASU are effective for the Company for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company adopted this ASU as of January 1, 2020. The adoption of the ASU did not have a material impact on the consolidated financial statements and related disclosures.

Initial Adoption of New Accounting Policies
In June 2018, the FASB issued ASU
2018-07,
Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
, as part of an initiative to reduce the cost and complexity in financial reporting and improve the usefulness of the information provided related to share-based payment transaction for acquiring goods and services from nonemployees. Under ASU
2018-07,
the guidance under ASC
505-50
is superseded as ASC 718 is expanded to include awards to nonemployees. In general, companies will no longer be required to remeasure (i.e., mark-to-market)
the fair value of awards granted to nonemployees at each reporting date until the awards vest (the date the vesting condition is achieved). Instead, grants to nonemployees will be valued and accounted for much in the same way as awards to employees, including the ability to use the simplified method/practical expedient when determining the expected term assumption. The Company adopted this ASU as of January 1, 2019 using the modified retrospective basis. The adoption of the ASU did not have a material impact on the consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework
 — Changes to the Disclosure Requirements for Fair Value Measurement
. This ASU eliminates, modifies, and adds disclosure requirements for fair value measurements. The amendments in this ASU are effective for the Company for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company adopted this ASU as of January 1, 2020. The adoption of the ASU did not have a material impact on the consolidated financial statements and related disclosures.